Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	December 31, 2017	December 31, 2016

Cloud services	$3,086	$7,083
Rental	5,507	-
Platform	-	15,839
Advertising	834,515	1,024,000
Marketing and promotion	2,024,084	486,251
Professional services	1,541,666	-
Others	215	633
Subtotal	4,409,073	1,533,806
Less: long term prepaid expenses	(2,472,186)	(1,041,265)
Total	$1,936,887	$492,541